Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues - related parties	$ 125,000	$ 125,000	$ 250,000	$ 125,000
Cost of revenues - related parties	0	0	0	0
Gross profit	125,000	125,000	250,000	125,000
Operating Expenses
General and administrative	27,452	94,169	204,404	27,902
Net Income (Loss) from Operation	97,548	30,831	45,596	97,098
Other income	3,859	0	0	3,859
Net Income (Loss) from Operation before Taxes	101,407	30,831	45,596	100,957
Provision for Income Taxes	0	4,624	6,839	0
Net Income (Loss)	$ 101,407	$ 26,207	$ 38,757	$ 100,957
Earnings (Loss) per Common Share-Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of CommonShares Outstanding Basic and diluted	116,075,716	126,740,708	126,739,461	116,075,716